Financial Instruments - Summary of Unrealized Gains (Losses) on Available-for-Sale Investments Recognized in OCI (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Reclassification adjustment for realized gains on disposition of available-for-sale securities recognized in net earnings (loss)	$ 1	$ 11